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
                       PROSPECTUS SUPPLEMENT DATED JAN. 1, 2011*

  PRODUCT NAME                                                       PROSPECTUS FORM #
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
  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE ANNUITY/    S-6503 H (4/10)
  RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R) VARIABLE ANNUITY/
  RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE ANNUITY
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


This supplement updates and amends certain information contained in the variable annuity prospectus listed above. Please read it carefully and keep it with your prospectus for future reference.

THIS SUPPLEMENT APPLIES TO FLORIDA CONTRACTS ONLY.

Effective January 1, 2011 RiverSource Retirement Advisor 4 Advantage(R) Variable Annuity and RiverSource Retirement Advisor 4 Select(R) Variable Annuity contracts are no longer available for sale to Florida residents ages 65 and older.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------
S-6503-27 A (1/11)

* Valid until next prospectus update.